NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reclassifications
Schedule of reclassifications
	Before Reclassification		After Reclassification
	For the Year Ended		For the Year Ended
	December 31,		December 31,
	2021		2021
REVENUES:		REVENUES:
Technology systems	$5,871,666	Technology systems	$5,871,666
Technical support	2,388,251	Services and consulting	2,388,251

Total Revenue	8,259,917	Total Revenue	8,259,917

COST OF REVENUES:		COST OF REVENUES:
Technology systems	7,151,276	Technology systems	4,728,197
Technical support	1,369,985	Services and consulting	1,492,176
Overhead	2,297,826	—	—

Total Cost of Revenues	10,819,087	Total Cost of Revenues	6,220,373

GROSS MARGIN	(2,559,170)	GROSS MARGIN	2,039,544

OPERATING EXPENSES:		OPERATING EXPENSES:
Sales and marketing	1,233,851	Sales and marketing	1,233,851
Research and development	251,563	Research and development	2,515,630
General and administration	3,412,367	General and administration	5,747,014
Total Operating Expenses	4,897,781	Total Operating Expenses	9,496,495

LOSS FROM OPERATIONS	$(7,456,951)	LOSS FROM OPERATIONS	$(7,456,951)